Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating
Net loss	$ (46,739)	$ (237,587)
Adjustments:
Accretion	74,541	78,187
Depletion and depreciation	683,240	712,619
Impairment expense		1,016,094
Gain on business combination		(439,487)
Loss on disposition		352,367
Unrealized loss (gain) on derivative instruments	452,858	(179,707)
Equity based compensation	15,569	42,756
Unrealized foreign exchange loss (gain)	58,471	(12,438)
Unrealized other expense	5,834
Deferred tax recovery	(37,991)	(190,193)
Asset retirement obligations settled	(55,334)	(56,966)
Changes in non-cash operating working capital	(182,698)	(61,117)
Cash flows from operating activities	967,751	1,024,528
Investing
Drilling and development	(586,962)	(569,110)
Exploration and evaluation	(36,018)	(21,081)
Acquisitions, net of cash acquired	(12,728)	(142,281)
Acquisition of securities	(9,373)	(21,603)
Dispositions		197,007
Changes in non-cash investing working capital	10,213	(19,367)
Cash flows used in investing activities	(634,868)	(576,435)
Financing
Net repayments on the revolving credit facility		(146,324)
Repurchases of senior unsecured notes	(31,561)
Payments on lease obligations	(101,539)	(17,094)
Repurchase of shares	(140,707)	(94,838)
Cash dividends	(73,033)	(62,080)
Changes in non-cash financing working capital	2,756
Cash flows used in financing activities	(344,084)	(320,336)
Foreign exchange gain (loss) on cash held in foreign currencies	1,475	(137)
Net change in cash and cash equivalents	(9,726)	127,620
Cash and cash equivalents, beginning of period	141,456	13,836
Cash and cash equivalents, end of period	131,730	141,456
Supplementary information for cash flows from operating activities
Interest paid	85,649	84,471
Income taxes paid	$ 263,048	$ 306,911